GOLDMAN SACHS TRUST
Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class R and Class IR Shares of

Goldman Sachs Commodity Strategy Fund

Supplement dated June 24, 2009 to the
Prospectuses dated April 30, 2009 (the “Prospectuses”)

1. The following replaces the table for the Commodity Strategy Fund in the Section “Fund Fees and Expenses” in the Class A and C Shares Prospectus.

	Commodity Strategy Fund
	Class A		Class C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.5%	[1]	None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	1.0%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None
Redemption Fees[8]	2.0%		2.0%
Exchange Fees	None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[4]
Management Fees[5]*	0.50%		0.50%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses[6]*	0.25%		0.25%
Acquired Fund (Subsidiary) Fees and Expenses[9]	0.13%		0.13%

Total Other and Acquired Fund (Subsidiary) Fees and Expenses*	0.38%		0.38%

Total Fund Operating Expenses*	1.13%		1.88%

See pages 41-42 for all other footnotes.

*	The “Management Fees,” “Other Expenses,” “Total Other and Acquired Fund (Subsidiary) Fees and Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary expense limitations and contractual management fee waivers currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses,” “Total Other and Acquired Fund (Subsidiary) Fees and Expenses” and “Total Fund Operating Expenses,” after application of current expense limitations and fee waivers, are as set forth below. The management fee waiver may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. However, the expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Other Expenses,” “Total Other and Acquired Fund (Subsidiary) Fees and Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Commodity Strategy Fund
	Class A	Class C
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):[4]
Management Fees[5]	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses[6]	0.17%	0.17%
Acquired Fund (Subsidiary) Fees and Expenses[9]	0.13%	0.13%

Total Other and Acquired Fund (Subsidiary) Fees and Expenses	0.30%	0.30%

Total Fund Operating Expenses (after current expense limitations and fee waivers)	0.93%	1.68%

2. The following replaces the table for the Commodity Strategy Fund in the Section “Fund Fees and Expenses” in the Institutional Shares Prospectus.

		International				Absolute
	Real Estate	Real Estate		Commodity		Return
	Securities	Securities		Strategy		Tracker
	Fund	Fund		Fund		Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None		None		None
Redemption Fees[1]	None	2.0%		2.0%		None
Exchange Fees	None	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[2]
Management Fees[3]	1.00%	1.05%	*	0.50%	*	1.15%
Distribution and Service (12b-1) Fees	None	None		None		None
Other Expenses[4]*	0.11%	0.15%		0.16%		2.03%
Acquired Fund (Subsidiary) Fees and Expenses	None	None		0.13%	[5]	None

Total Other and Acquired Fund (Subsidiary) Fees and Expenses*	0.11%	0.15%		0.29%		2.03%

Total Fund Operating Expenses*	1.11%	1.20%		0.79%		3.18%

See pages 37-38 for all other footnotes

*	The “Management Fees,” “Other Expenses,” “Total Other and Acquired Fund (Subsidiary) Fees and Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers, expense limitations and/or contractual management fee waivers currently in place with respect to the Funds. The Funds’ “Management Fees,” “Other Expenses,” “Total Other and Acquired Fund (Subsidiary) Fees and Expenses” and “Total Fund Operating Expenses,” after application of current waivers and expense limitations, are as set forth below. The Commodity Strategy Fund’s contractual management fee waiver may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. However, the voluntary fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses,” “Total Other and Acquired Fund (Subsidiary) Fees and Expenses” and “Total Fund Operating Expenses” shown below would be higher.

		International			Absolute
	Real Estate	Real Estate	Commodity		Return
	Securities	Securities	Strategy		Tracker
	Fund	Fund	Fund		Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[2]
Management Fees[3]	1.00%	1.03%	0.38%		1.15%
Distribution and Service (12b-1) Fees	None	None	None		None
Other Expenses[4]	0.04%	0.10%	0.08%		0.05%
Acquired Fund (Subsidiary) Fees and Expenses	None	None	0.13%	[5]	None

Total Other and Acquired Fund (Subsidiary) Fees and Expenses	0.04%	0.10%	0.21%		0.05%

Total Fund Operating Expenses (after current waiver and expense limitations)	1.04%	1.13%	0.59%		1.20%

3. The following replaces the table for the Commodity Strategy Fund in the Section “Fund Fees and Expenses” in the Class R and IR Prospectus.

	Commodity Strategy Fund
	Class R	Class IR
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees[4]	2.0%	2.0%
Exchange Fees	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]*	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[4]*	0.25%	0.25%
Acquired Fund (Subsidiary) Fees and Expenses[5]	0.13%	0.13%

Total Other and Acquired Fund (Subsidiary) Fees and Expenses*	0.38%	0.38%

Total Fund Operating Expenses*	1.38%	0.88%

See pages 40-41 for all other footnotes.

*	The “Management Fees,” “Other Expenses,” “Total Other and Acquired Fund (Subsidiary) Fees and Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary expense limitations and contractual management fee waivers currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses,” “Total Other and Acquired Fund (Subsidiary) Fees and Expenses” and “Total Fund Operating Expenses,” after application of current expense limitations and fee waivers, are as set forth below. The management fee waiver may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. However, the expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Other Expenses,” “Total Other and Acquired Fund (Subsidiary) Fees and Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Commodity Strategy Fund
	Class R	Class IR
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[4]	0.17%	0.17%
Acquired Fund (Subsidiary) Fees and Expenses[5]	0.13%	0.13%

Total Other and Acquired Fund (Subsidiary) Fees and Expenses	0.30%	0.30%

Total Fund Operating Expenses (after current expense limitations)	1.18%	0.68%

4. The following replaces footnote 4 to the table in the Section “Fund Fees and Expenses” of the Class A and C Shares Prospectus, footnote 2 to the table in the Section “Fund Fees and Expenses” of the Institutional Share Prospectus, and footnote 1 to the table in the Section “Fund Fees and Expenses” of the Class R and IR Shares Prospectus.

The Funds’ annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended December 31, 2008, except for the Commodity Strategy Fund, which have been restated to reflect fees and expenses that the Fund is expected to incur if it invests 25% of its total assets (the maximum amount permitted) in the Subsidiary for the duration of the current fiscal year. If a Fund’s assets decrease in the future, the Fund’s expense ratio may increase.

5. The following replaces footnote 5 to the table in the Section “Fund Fee and Expenses” of the Class A and C Shares Prospectus, footnote 3 to the table in the Section “Fund Fees and Expenses” of the Institutional Share Prospectus, and footnote 2 to the table in the Section “Fund Fees and Expenses” of the Class R and IR Shares Prospectus.

The Investment Adviser is entitled to management fees at the annual rates equal to the following percentages of the average daily net assets of the Funds:

	Management Fee	Average Daily
Fund	Annual Rate	Net Assets
Real Estate Securities	1.00%	First $	1 Billion
	0.90%	Next $	1 Billion
	0.86%	Next $	3 Billion
	0.84%	Next $	3 Billion
	0.82%	Over $	8 Billion

International Real Estate Securities*	1.05%	First $	2 Billion
	0.95%	Next $	3 Billion
	0.90%	Next $	3 Billion
	0.88%	Over $	8 Billion

Commodity Strategy**	0.50%	First $	2 Billion
	0.45%	Next $	3 Billion
	0.43%	Next $	3 Billion
	0.42%	Over $	8 Billion

Absolute Return Tracker	1.15%	First $	1 Billion
	1.04%	Next $	1 Billion
	0.99%	Next $	3 Billion
	0.97%	Next $	3 Billion
	0.95%	Over $	8 Billion

*	The Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% based on the average daily net assets of the International Real Estate Securities Fund. As a result, the Investment Adviser is currently receiving a management fee from the International Real Estate Securities Fund at the annual rate of 1.03%.

**	The Investment Adviser has contractually agreed to waive the Commodity Strategy Fund’s management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary (as described below). This arrangement may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place.

6. The following replaces footnote 9 to the table in the Section “Fund Fees and Expenses” of the Class A and C Shares Prospectus, and footnote 5 to the table in the Section “Fund Fees and Expenses” of the Institutional Shares and Class R and IR Shares Prospectuses:

The Subsidiary has entered into a separate contract with the Investment Adviser for the management of the Subsidiary portfolio pursuant to which the Subsidiary pays the Investment Adviser a fee at the annual rate of 0.50% of its average daily net assets. The Subsidiary also pays certain other expenses, including service and custody fees. The Investment Adviser has voluntarily agreed to reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets.

7. The following is inserted as the fourth sentence of the first paragraph in the Section “Fund Fees and Expenses—Example” in all Prospectuses:

For the Commodity Strategy Fund these amounts are adjusted to reflect the fees and expenses that the Fund would incur if it invested 25% of its total assets (the maximum amount permitted) in the Subsidiary for the duration of the time periods indicated.

8. The following replaces the third row of the table in the Section “Fund Fees and Expenses—Example” in the Class A and C Shares Prospectus:

Commodity Strategy
Class A Shares
Class C Shares	$560	$793	$1,044	$1,763
– Assuming complete redemption at end of period	$291	$591	$1,016	$2,201
– Assuming no redemption	$191	$591	$1,016	$2,201

9. The following replaces the third row of the table in the Section “Fund Fees and Expenses—Example” in the Institutional Shares Prospectus:

Commodity Strategy	$81	$252	$439	$978

10. The following replaces the third row of the table in the Section “Fund Fees and Expenses—Example” in the Class R and IR Shares Prospectus:

Commodity Strategy
Class R Shares	$140	$437	$755	$1,657
Class IR Shares	$90	$281	$488	$1,084

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